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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03790

Quantitative Group of Funds

55 Old Bedford Road, Lincoln, MA 01773

Willard L. Umphrey, Quantitative Group of Funds

55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

781-259-1144

(Registrant’s telephone number)

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments

QUANT SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2007

COMMON STOCK - 97.6%
	Shares	Value
AEROSPACE & DEFENSE - 1.9%
BE Aerospace, Inc. (a)	82,249	$3,396,884

CHEMICALS - 0.9%
Cambrex Corporation	121,496	1,612,252

COMMERCIAL SERVICES & SUPPLIES - 15.2%
AMN Healthcare Services, Inc. (a)	78,111	1,718,442
Bright Horizons Family Solutions, Inc. (a)	41,507	1,615,037
Global Cash Access Holdings, Inc. (a)	32,906	527,154
Huron Consulting Group, Inc. (a)	47,569	3,473,013
inVentiv Health, Inc. (a)	41,817	1,530,920
Kforce Inc. (a)	187,666	2,998,903
Mobile Mini, Inc. (a)	64,071	1,870,873
Sotheby’s (a)	114,998	5,292,208
Star Maritime Acquisition Corp. (a)	116,691	1,430,632
Symmetry Holdings Inc.	127,081	1,081,539
Waste Connections, Inc. (a)	92,115	2,785,558
Williams Scotsman International, Inc. (a)	118,966	2,832,580
		27,156,859
COMMUNICATIONS EQUIPMENT - 7.5%
ARRIS Group, Inc. (a)	43,925	772,641
Comtech Telecommunications Corp. (a)	44,623	2,071,400
Comverse Technology, Inc. (a)	66,905	1,394,969
NICE-Systems, Ltd. (a) (b)	119,297	4,144,378
Polycom, Inc. (a)	64,309	2,160,782
Sierra Wireless, Inc. (a)	114,939	2,860,832
		13,405,002
DIVISIFIED FINANCIAL SERVICES - 0.0%
Leesport Financial Corporation	152	3,033

ELECTRICAL EQUIPMENT - 0.7%
Ultralife Batteries, Inc. (a)	111,110	1,168,877

ENERGY EQUIPMENT & SERVICES - 5.7%
Core Laboratories N.V. (a)	88,706	9,020,513
Dawson Geophysical Company (a)	6,422	394,696
Dril-Quip, Inc.(a)	18,876	848,476
		10,263,685
FOOD PRODUCTS - 3.7%
The Great Atlantic & Pacific Tea Company, Inc.	65,361	2,192,208
The Hain Celestial Group, Inc. (a)	49,811	1,351,871
United Natural Foods, Inc. (a)	49,649	1,319,670
Wild Oats Markets, Inc. (a)	106,887	1,791,426
		6,655,175
HEALTH CARE EQUIPMENT & SERVICES - 10.8%
Omnicell Inc. (a)	147,410	3,063,180

Psychiatric Solutions, Inc.(a)	115,451	4,186,253
Schein (Henry), Inc. (a)	54,321	2,902,371
Sierra Health Services, Inc. (a)	143,625	5,971,928
Stereotaxis, Inc. (a)	43,483	567,888
Sunrise Senior Living, Inc. (a)	62,724	2,508,333
		19,199,953
HOTELS, RESTAURANTS & LEISURE - 7.4%
California Pizza Kitchen, Inc. (a)	35,715	767,147
Great Wolf Resorts, Inc. (a)	161,738	2,304,767
National CineMedia, Inc. (a)	28,913	809,853
RARE Hospitality International, Inc. (a)	100,516	2,690,813
Sonic Corp. (a)	37,354	826,271
Vail Resorts, Inc. (a)	96,437	5,870,120
		13,268,971
HOUSEHOLD DURABLES - 0.4%
Syntax-Brillian Corporation (a)	141,088	694,153

INSURANCE - 1.3%
Selective Insurance Group, Inc.	84,469	2,270,527

INTERNET & CATALOG RETAIL - 3.0%
NutriSystem Inc. (a)	76,128	5,316,780

LEISURE EQUIPMENT & PRODUCTS - 0.9%
LeapFrog Enterprises, Inc. (a)	166,423	1,705,836

MACHINERY - 2.9%
Gardner Denver, Inc. (a)	91,656	3,899,963
TurboChef Technologies, Inc. (a)	87,209	1,213,949
		5,113,912
MEDIA - 3.9%
Entercom Communications Corporation	114,671	2,854,161
Lions Gate Entertainment Corporation (a)	262,372	2,893,963
Regal Entertainment Group	53,439	1,171,917
		6,920,041
METALS & MINING - 1.0%
Coeur d’Alene Mines Corporation (a)	493,963	1,773,327

OIL & GAS - 0.5%
Edge Petroleum Corporation (a)	61,321	859,107

PHARMACEUTICALS - 1.5%
American Oriental Bioengineering, Inc. (a)	307,812	2,739,527

REAL ESTATE - 13.8%
Entertainment Properties Trust	137,638	7,402,172
FelCor Lodging Trust Inc.	87,547	2,278,848
Grubb & Ellis Company (a)	152,559	1,769,684
Hersha Hospitality Trust	190,653	2,253,518
Maguire Properties, Inc.	50,558	1,735,656
RAIT Financial Trust	46,573	1,211,830
Strategic Hotel & Resorts, Inc.	143,897	3,236,244
Ventas, Inc.	129,537	4,695,716
		24,583,668

RETAILING - 2.9%
GUESS?, Inc. (a)	87,043	4,181,546
Urban Outfitters, Inc. (a)	39,548	950,338
		5,131,884
SOFTWARE & SERVICES - 5.9%
Euronet Worldwide, Inc. (a)	58,359	1,701,748
Internet Capital Group, Inc. (a)	100,946	1,251,730
Macrovision Corporation (a)	94,106	2,828,827
Marchex, Inc.	58,334	952,011
TechTarget, Inc. (a)	412	5,294
Ulticom, Inc. (a)	167,009	1,469,679
Verint Systems Inc. (a)	71,543	2,239,296
		10,448,585
TELECOMMUNICATION SERVICES - 0.2%
Atlantic Tele-Network, Inc.	9,732	278,724

WIRELESS TELECOMMUNICATION SERVICES - 5.6%
Crown Castle International Corporation (a)	204,802	7,428,169
SBA Communications Corporation (a)	75,742	2,544,174
		9,972,343
TOTAL COMMON STOCK
(Cost $130,090,649)		173,939,105

SHORT TERM INVESTMENTS - 5.6%
	Par Value	Value
State Street Bank & Trust
Repurchase Agreement 1.7%,
07/02/07, (Dated 06/29/07),
Collateralized by $7,705,000 par
U.S. Treasury Bond - 8.125%,
08/21/2015, Market Value
$10,112,812.50, Repurchase
Proceeds $9,915,404.48 (Cost
$9,914,000)	$ 9,914,000	$9,914,000
TOTAL INVESTMENTS - 103.2%
(Cost $140,004,649) (c)		183,853,105
OTHER ASSETS & LIABILITIES (NET) - (3.2%)		(5,695,813)
NET ASSETS - 100%		$178,157,292

(a) Non-income producing security
(b) ADR - American Depository Receipts
(c)	At June 30, 2007, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $139,734,268 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$46,373,443
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax

cost over value	(2,254,606)
Net unrealized appreciation	$44,118,837

The percentage of each investment category is calculated as a percentage of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT LONG / SHORT FUND

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2007

COMMON STOCK - 97.5%

LONG POSITIONS - 127.8%
	Shares	Value
AEROSPACE & DEFENSE - 1.8%
Lockheed Martin Corporation *	15,900	$1,496,667

AUTOMOBILES & COMPONENTS - 0.6%
ArvinMeritor, Inc.	23,800	528,360

BANKS - 4.8%
Bank of America Corporation *	63,400	3,099,626
Comerica Inc. *	900	53,523
National City Corporation	3,600	119,952
Wells Fargo & Company *	21,000	738,570
		4,011,671
CHEMICALS - 0.3%
Celanese Corporation	5,900	228,802

COMMERCIAL SERVICES AND SUPPLIES - 7.5%
Career Education Corporation (a) *	68,400	2,309,868
Convergys Corporation (a)	8,600	208,464
Deluxe Corporation *	26,100	1,059,921
ITT Educational Services, Inc. (a) *	22,500	2,641,050
		6,219,303
COMMUNICATIONS EQUIPMENT - 4.6%
Cisco Systems, Inc. (a)	35,000	974,750
Motorola, Inc. *	161,600	2,860,320
		3,835,070
COMPUTERS & PERIPHERALS - 4.9%
Hewlett-Packard Company *	33,800	1,508,156
International Business Machines	3,100	326,275
Lexmark International, Inc. (a) *	22,600	1,114,406
Network Appliance, Inc. (a)	39,400	1,150,480
		4,099,317
CONSTRUCTION & ENGINEERING - 1.6%
Quanta Services, Inc. (a)	43,600	1,337,212

CONTAINERS & PACKAGING - 3.3%

Jarden Corporation (a) *	10,600	455,906
Pactiv Corporation (a) *	72,000	2,296,080
		2,751,986
DIVERSIFIED FINANCIAL SERVICES - 11.5%
Affiliated Managers Group, Inc. (a)	5,600	721,056
American Express Company *	7,600	464,968
Ameriprise Financial, Inc.	3,600	228,852
Capital One Financial Corporation	2,300	180,412
Citigroup Inc. *	69,866	3,583,427
JPMorgan Chase & Co.	23,200	1,124,040
Morgan Stanley *	21,700	1,820,196
Walter Industries, Inc.	47,800	1,384,288
		9,507,239
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.4%
AT&T Corporation	38,087	1,580,611
CenturyTel, Inc.	8,500	416,925
		1,997,536
ELECTRIC UTILITIES - 0.2%
American Electric Power Company, Inc.	2,500	112,600
FirstEnergy Corp.	800	51,784
		164,384
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Thermo Fisher Scientific, Inc. (a)	2,600	134,472

ENERGY EQUIPMENT & SERVICES - 0.6%
Dresser-Rand Group, Inc. (a)	13,100	517,450

FOOD & STAPLES RETAILING - 1.2%
Carolina Group *	6,100	471,347
Coca-Cola Enterprises, Inc.	1,600	38,400
General Mills, Inc.	7,800	455,676
		965,423
GAS UTILITIES - 0.8%
Energen Corporation	12,600	692,244

HEALTH CARE EQUIPMENT & SERVICES - 1.3%
DENTSPLY International, Inc.	3,200	122,432
Humana Inc. (a)	2,500	152,275
McKesson Corporation	7,100	423,444
Waters Corporation (a)	6,000	356,160
		1,054,311
HEALTH CARE PROVIDERS & SERVICES - 7.6%

CIGNA Corporation *	56,100	2,929,542
Pediatrix Medical Group, Inc. (a)	27,300	1,505,595
Wellcare Health Plans, Inc. (a) *	20,800	1,882,608
		6,317,745
HOTELS, RESTAURANTS & LEISURE - 0.7%
McDonald’s Corporation	11,000	558,360

HOUSEHOLD DURABLES - 2.0%
Blyth, Inc.	61,900	1,645,302

HOUSEHOLD PRODUCTS - 2.0%
Energizer Holdings, Inc. (a) *	16,700	1,663,320

INDUSTRIAL CONGLOMERATES - 0.5%
Cooper Industries, Ltd	5,000	285,450
General Electric Company	4,700	179,916
		465,366
INSURANCE - 6.5%
ACE Limited	10,500	656,460
AFLAC Inc.	2,800	143,920
American International Group, Inc.	10,800	756,324
MetLife, Inc.	17,100	1,102,608
Renaissance Re Holdings, Ltd. *	29,500	1,828,705
The Travelers Companies, Inc.	16,900	904,150
		5,392,167
LEISURE EQUIPMENT & PRODUCTS - 3.7%
Hasbro, Inc.	59,400	1,865,754
Mattel, Inc.	49,000	1,239,210
		3,104,964
MACHINERY - 4.3%
AGCO Corporation (a) *	66,400	2,882,424
Terex Corporation (a)	8,300	674,790
		3,557,214
MARINE - 2.0%
Overseas Shipholding Group, Inc. *	20,100	1,636,140

MEDIA - 4.3%
CBS Corporation Class B *	72,200	2,405,704
Gannett Co., Inc.	1,300	71,435
Omnicom Group, Inc. *	20,200	1,068,984
		3,546,123
METALS & MINING - 0.1%

Nucor Corporation	1,900	111,435

OIL & GAS - 7.8%
ChevronTexaco Corporation	2,600	219,024
Exxon Mobil Corporation *	46,100	3,866,868
Tesoro Corporation	14,200	811,530
Valero Energy Corporation	8,200	605,652
XTO Energy, Inc.	15,300	919,530
		6,422,604
PERSONAL PRODUCTS - 1.4%
NBTY, Inc. (a)	27,100	1,170,720

PHARMACEUTICALS & BIOTECHNOLOGY - 7.7%
AmerisourceBergen Corporation	17,400	860,778
Forest Laboratories, Inc. (a) *	66,100	3,017,465
Merck & Co., Inc.	127,800	2,614,788
		6,493,031
RETAILING - 9.7%
Big Lots, Inc (a) *	103,700	3,050,854
RadioShack Corporation	54,900	1,819,386
Sears Holdings Corporation (a) *	13,900	2,356,050
Sherwin-Williams Company	12,000	797,640
		8,023,930
SEMICONDUCTOR EQUIPMENT - 6.9%
Atmel Corporation (a)	256,600	1,426,696
RF Micro Devices, Inc. (a)	271,700	1,695,408
Spansion, Inc. (a)	191,400	2,124,540
Texas Instruments Incorporated	11,700	440,271
		5,686,915
SOFTWARE & SERVICES - 6.2%
BMC Software, Inc. (a) *	67,900	2,057,370
CSG Systems International, Inc (a)	18,200	482,482
McAfee, Inc. (a)	73,800	2,597,760
		5,137,612
SPECIALTY RETAIL - 6.8%
Aeropostale, Inc. (a)	52,300	2,179,864
American Eagle Outfitters, Inc.	18,150	465,729
AutoZone, Inc. (a)	1,300	177,606
GameStop Corp. (a) *	72,500	2,834,750
		5,657,949

TOTAL LONG POSITIONS - 127.8%		$106,132,344
(Cost $92,953,835) (b)

SHORT POSITIONS - (30.3%)

AIRLINES - (0.3%)
AirTran Holdings, Inc. (a)	(10,300)	$(228,969)

COMMERCIAL SERVICES AND SUPPLIES - (1.4%)
Monster Worldwide, Inc. (a)	(81,300)	(1,162,590)

COMMUNICATIONS EQUIPMENT - (0.4%)
Ciena Corporation (a)	(29,700)	(324,324)

DISTRIBUTORS - (2.2%)
CarMax, Inc. (a)	(73,200)	(1,866,600)

ELECTRIC UTILITIES - (1.6%)
Dynegy, Inc. (a)	(37,300)	(1,347,649)

ELECTRONIC EQUIPMENT - (3.7%)
The Cooper Companies, Inc.	(106,900)	(1,612,052)
Tech Data Corporation	(63,100)	(1,465,813)
		(3,077,865)
FOOD & STAPLES RETAILING - (1.7%)
Rite Aid Corporation (a)	(53,700)	(1,250,673)
Whole Foods Market, Inc.	(3,300)	(175,956)
		(1,426,629)
HEALTH CARE PROVIDERS & SERVICES - (2.2%)
Pharmaceutical Product Development, Inc.	(86,700)	(818,448)
Tenet Healthcare Corporation (a)	(61,500)	(1,016,595)
		(1,835,043)
HOTELS, RESTAURANTS & LEISURE - (3.0%)
Panera Bread Company (a)	(15,600)	(577,824)
Royal Caribbean Cruises, Ltd.	(26,900)	(1,105,590)
Scientific Games Corporation (a)	(17,000)	(783,020)
		(2,466,434)
HOUSEHOLD DURABLES - (2.1%)
Hovnanian Enterprises, Inc. (a)	(46,000)	(1,760,420)

INTERNET CATALOG & RETAIL - (0.8%)
Coldwater Creek, Inc. (a)	(83,100)	(642,363)

MACHINERY - (1.7%)

The Timken Company	(132,200)	(843,436)
Trinity Industries, Inc. (a)	(12,700)	(545,846)
		(1,389,282)
OFFICE ELECTRONICS - (0.9%)
Zebra Technologies Corporation (a)	(33,300)	(710,955)

PHARMACEUTICAL & BIOTECHNOLOGY - (1.8%)
Abraxis BioScience, Inc. (a)	(37,200)	(1,300,140)
Valeant Pharmaceuticals International	(5,400)	(207,684)
		(1,507,824)
RETAILING - (2.5%)
Circuit City Stores, Inc.	(199,500)	(1,298,745)
Saks Incorporated	(20,900)	(754,699)
		(2,053,444)
SEMICONDUCTOR EQUIPMENT - (3.1%)
Advanced Micro Devices, Inc.	(14,300)	(744,315)
Cypress Semiconductor Corporation (a)	(4,800)	(208,992)
Microchip Technology Incorporated	(54,700)	(912,943)
PMC-Sierra, Inc. (a)	(21,100)	(743,775)
		(2,610,025)
SOFTWARE & SERVICES - (0.6%)
VeriFone Holdings, Inc. (a)	(12,400)	(474,920)

SPECIALTY RETAIL - (0.3%)
Tractor Supply Company (a)	(6,600)	(255,684)

TOTAL SHORT POSITIONS (30.3%)		$(25,141,020)
(Proceeds $25,173,141) (b)
TOTAL LONG POSITIONS 127.8%		$106,132,344
TOTAL SHORT POSITIONS (30.3%)		(25,141,020)

TOTAL LONG + SHORT 97.5%		$80,991,324
OTHER ASSETS & LIABILITIES (NET) - 2.5%		2,036,201
NET ASSETS - 100%		$83,027,525

(a) Non-Income producing security
(b)	At June 30, 2007, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $67,780,694 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of

value over tax cost	$16,991,762
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value	(3,781,132)
Net unrealized appreciation	$13,210,630

The percentage of each investment category is calculated as a percentage of net assets.
* All or a portion of this security is held as collateral for securities sold short.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2007

COMMON STOCK - 89.2%
	Shares	Value
BRAZIL - 6.7%
Companhia Energetica de Minas Gerais (a)	1	$11
Gerdau SA (a)	181,287	4,662,702
Petroleo Brasileiro SA (a)	96,859	10,332,918
Unibanco-Uniao de Bancos Brasileiros SA (b)	59,031	6,662,829
Usinas Siderurgicas de Minas
Gerais SA (a)	69,600	3,971,466
		25,629,926
CHINA - 10.5%
Angang Steel Company Limited	2,995,000	6,167,123
Chaoda Modern Argriculture (Holdings) Limited	6,124,000	4,738,604
China Life Insurance Co., Limited	1,004,000	3,608,277
China Mobile Limited	894,000	9,615,977
China Shipping Development Company, Ltd.	2,770,000	6,412,365
Hopson Development Holdings Limited	1,802,000	5,058,820
Jiangxi Copper Company Limited	2,517,000	4,229,982
		39,831,148
CZECH REPUBLIC - 1.7%
Ceske Energeticke Zavody	124,233	6,421,459

HUNGARY - 2.0%
MOL Hungarian Oil and Gas Nyrt.	17,400	2,649,188
OTP Bank Nyrt.	85,692	4,992,636
		7,641,824
INDIA - 3.9%
Infosys Technologies Limited (a)	79,400	4,000,172
Mahindra & Mahindra Ltd. (b)	118,400	2,131,200
State Bank of India (b)	96,077	8,473,991
		14,605,363
ISRAEL - 2.5%
Partner Communications Company Ltd.	438,714	6,972,179
Teva Pharmaceutical Industries Ltd.	64,628	2,668,393
		9,640,572

MALAYSIA - 2.1%
Bumiputra-Commerce Holdings Bhd	2,337,700	7,922,112

MEXICO - 7.1%
America Movil SAB de CV	2,074,410	6,413,204
Consorcio Ara S.A. de CV	4,496,400	7,250,511
Controladora Comercial
Mexicana SA de CV	1,485,700	3,827,633
Grupo Mexico SAB de CV	1,281,000	7,882,639
Telefonos De Mexico SA de CV (Telmex)	860,000	1,631,438
		27,005,425

PHILIPPINES - 1.6%

First Philippine Holdings Corporation	2,662,800	5,178,306
Petron Corporation	7,805,598	910,766
		6,089,072

POLAND - 0.9%
Globe Trade Center S.A. (c)	193,000	3,380,557

RUSSIA - 10.0%
Gazprom (a)	425,627	17,833,771
JSC MMC Norilsk Nickel (a)	25,500	5,661,000
LUKoil (a)	62,900	4,792,980
SISTEMA JSFC (b)	198,426	5,635,298
Tatneft (b)	44,546	4,075,959
		37,999,008
SOUTH AFRICA - 8.3%
African Bank Investments Limited	805,148	3,417,164
Ellerine Holdings Limited	386,624	3,825,081
Foschini Limited	336,469	2,913,836
MTN Group Limited	140,672	1,924,880
Nampak Limited	912,654	2,837,065
Sasol Ltd.	37,525	1,416,842
Standard Bank Group Limited	420,984	5,874,056
Steinhoff International Holdings Limited	619,758	2,129,786
Telkom South Africa Limited	45,518	1,152,649
Tiger Brands Limited	236,093	6,082,453
		31,573,812
SOUTH KOREA - 14.7%
Daelim Industrial Co., Ltd.	51,000	7,590,518
GS Engineering & Construction Corp	53,150	6,357,174
Hyundai Heavy Industries Co., Ltd.	25,550	9,541,321
Hyundai Mipo Dockyard Co., Ltd.	30,420	8,462,348
Kookmin Bank	72,300	6,346,842
Samsung Electronics Co., Ltd.	2,990	1,831,834
Shinhan Financial Group Co., Ltd.	118,320	7,197,688
SK Corporation	49,380	7,225,724
SK Telecom Co., Ltd.	4,680	1,079,006
		55,632,455
TAIWAN - 12.0%
AU Optronics Corp	1,129,770	1,932,410
China Steel Corporation	5,964,000	$7,286,500
D-Link Corporation	3,099,000	7,383,079
Delta Electronics Inc.	1,099,518	4,349,040
Hon Hai Precision Industry Co., Ltd.	1,446,182	12,544,768
MediaTek Incorporation	326,750	5,109,835
Siliconware Precision Industries Company	3,145,297	6,705,612
		45,311,244
THAILAND - 1.9%
Charoen Pokphand Foods Public
Company Limited	28,441,400	4,283,716
PTT Public Company Limited	385,100	3,033,952
		7,317,668
TURKEY - 3.3%
Turkcell Iletisim Hizmetleri AS	364,889	2,466,785
Turkiye Garanti Bankasi AS	607,435	3,410,471

Turkiye Sise ve Cam Fabrikalari AS	641,603	2,646,594
Vestel Elektronik Sanayi ve Ticaret A.S. (c)	628,200	1,506,797
Yapi ve Kredi Bankasi AS (c)	1,083,323	2,416,395
		12,447,042

TOTAL COMMON STOCK		338,448,687
(Cost $221,455,032)

PREFERRED STOCK - 4.6%
BRAZIL - 4.6%
Banco Bradesco SA (a)	245,866	$5,927,829
Companhia Vale do Rio Doce (a)	302,726	11,412,770
		17,340,599
TOTAL PREFERRED STOCK
(Cost $11,189,680)		17,340,599

EXCHANGE TRADED FUNDS - 3.0%
OTHER - 3.0%
iShares MSCI Emerging Market Index Fund	85,800	11,295,570

TOTAL EXCHANGE TRADED FUNDS
(Cost $9,883,849)		11,295,570

SHORT TERM INVESTMENTS - 2.6%
	Par Value	Value
State Street Bank & Trust
Repurchase Agreement 1.7%,
07/02/07, (Dated 06/29/07),
Collateralized by $7,740,000 par
U.S. Treasury Bond - 7.875%,
02/21/2015, Market Value
$9,945,900.00, Repurchase
Proceeds $9,751,381.25 (Cost
$9,750,000)	$ 9,750,000	$9,750,000
TOTAL INVESTMENTS - 99.4%
(Cost $252,278,561) (d)		376,834,856
OTHER ASSETS & LIABILITIES (Net) - 0.6%		2,419,609
NET ASSETS - 100%		$379,254,465

(a) ADR - American Depository Receipts
(b) GDR - Global Depository Receipts
(c) Non-income producing security.
(d)	At June 30, 2007, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $252,278,561 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$125,599,735
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(1,043,441)

Net unrealized appreciation	$124,556,294

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Common, Preferred Stock, and Exchange Traded Funds)
Consumer Discretionary	6.1%
Consumer Staples	5.2%
Energy	14.2%
Exchange Traded Funds	3.1%
Financial	21.9%
Health Care	0.7%
Industrial	10.4%
Information Technology	12.0%
Material	14.7%
Telecommunication Services	8.5%
Utilities	3.2%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2007

COMMON STOCK - 97.4%
	Shares	Value
AUSTRALIA - 2.1%
BHP Billiton Ltd.	793,850	$23,610,861
BHP Billiton PLC	155,380	4,332,632
		27,943,493
Austria - 2.0%
Andritz AG	402,260	26,642,508

Belgium - 3.9%
KBC Group N.V.	183,756	24,847,872
Solvay S.A.	169,080	26,703,628
		51,551,500
CANADA - 1.8%
Methanex Corporation	969,207	24,142,425

FINLAND - 10.0%
Cargotec Corp., Class B	432,350	26,694,838
KCI Konecranes OYJ	632,380	26,597,386
Kone Corporation OYJ-B	448,400	28,346,597
UPM-Kymmene OYJ	1,010,624	25,003,541
Yit OYJ	791,400	24,982,952
		131,625,314
FRANCE - 7.6%
Christian Dior S.A.	191,073	24,855,671
Compagnie de Saint Gobain S.A.	227,820	25,678,075
Imerys S.A.	257,598	26,157,791
Tecnip S.A.	287,100	23,793,289
		100,484,826
GERMANY - 2.0%
Continental AG	187,537	26,479,797

IRELAND - 10.0%
Bank of Ireland	1,265,600	25,567,027
CRH PLC	531,371	26,300,160
DEPFA BANK PLC	1,359,800	24,082,810
Greencore Group PLC	3,954,981	29,935,360
Smurfit Kappa PLC (a)	1,051,000	26,415,953

		132,301,310
JAPAN - 19.7%
Asahi Breweries Ltd.	1,666,100	25,800,552
Central Japan Railway Company	2,638	27,789,798
Iino Kaiun Kaisha	2,121,200	25,164,595
Kansai Electric Power Company Inc.	1,124,200	26,555,188
KDDI Corporation	3,356	24,829,043
Maruichi Steel Tube Ltd.	841,800	26,262,550
Meiji Dairies Corporation	3,834,000	24,388,720
Nippon Yusen Kabushiki Kaisha	2,768,000	25,368,567
Showa Denko K.K.	7,302,000	26,390,276
Tokyo Electric Power Company Inc.	831,300	26,675,969
		259,225,258
MEXICO - 2.0%
Cemex S.A. de CV (b)	727,925	26,860,433

NETHERLANDS - 1.9%
ABN-AMRO Holdings N.V.	530,026	24,399,178

NORWAY - 6.2%
Austevoll Seafood ASA (a)	1,123,108	11,239,081
Camillo Eitzen & Co. ASA	1,448,379	14,985,434
DNB Holding ASA	2,044,223	26,420,468
Eitzen Maritime Services ASA (a)	231,851	98,312
Yara International ASA	964,200	29,110,146
		81,853,441
PORTUGAL - 1.9%
Portugal Telecom SGPS S.A.	1,837,924	25,419,324

SOUTH AFRICA - 7.3%
Impala Platinum Holdings Ltd.	826,965	25,354,782
Metorex Ltd. (a)	5,511,718	19,402,499
Sappi Ltd.	1,363,183	24,910,742
Sasol Ltd.	692,335	26,140,683
		95,808,706
SOUTH KOREA - 3.5%
Samsung Electronics Company Ltd.	43,385	26,579,975
SK Telecom Company Ltd.	85,393	19,687,946
		46,267,921
SPAIN - 2.1%
Banco Bilbao Vizcaya Argentaria	1,099,646	27,057,341

SWEDEN - 4.0%
Autoliv Inc.	418,434	23,796,342
Investor AB	1,090,456	28,345,247
		52,141,589
UNITED KINGDOM - 9.4%
Barratt Developments PLC	1,283,839	25,574,174
Bellway PLC	988,174	24,977,316
George Wimpey PLC	2,344,213	23,654,124
Lloyds TSB Group PLC	2,414,127	26,926,302
Persimmon PLC	1,000,322	23,237,542
		124,369,458
TOTAL COMMON STOCK
(Cost $1,049,436,294)		1,284,573,822

SHORT TERM INVESTMENTS - 3.3%
	Par Value	Value
United States- 3.3%

General Electric Capital Corporation
Commercial Paper, Yield of 5.25%,
Maturing on 7/02/2007
(Cost $27,277,000), Proceeds
$27,292,921	$ 27,277,000	$27,277,000

State Street Bank & Trust
Repurchase Agreement 1.7%,
07/02/07, (Dated 06/29/07),
Collateralized by $13,385,000 par
U.S. Treasury Bond - 7.875%,
02/21/2015, Market Value
$17,199,725.00, Repurchase
Proceeds $16,862,388.50 (Cost
$16,860,000)	16,860,000	$16,860,000

TOTAL SHORT TERM INVESTMENTS - 3.3%
(Cost $44,137,000)		$44,137,000

TOTAL INVESTMENTS - 100.7%
(Cost $1,093,573,294) (c)		1,328,710,822

OTHER ASSETS & LIABILITIES (NET) - (0.7%)		(9,516,355)
NET ASSETS - 100%		$1,319,194,467

(a) Non-income producing security

(b) ADR - American Depository Receipts
(c) At June 30, 2007, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $1,094,235,971 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value
over tax cost	$239,641,597
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value	(5,166,747)
Net unrealized appreciation	$234,474,850

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Common and Preferred Stock)
Material	26.0%
Industrial	19.7%
Financial	16.2%
Consumer Discretionary	15.5%
Consumer Staples	7.1%
Telecommunication Services	5.4%
Utilities	4.1%
Energy	3.9%
Information Technology	2.1%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Quantitative Group of Funds

By: /s/ Willard L. Umphrey

Willard L. Umphrey

Chairman, President and Trustee

Date: August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Willard L. Umphrey

Willard L. Umphrey

Chairman, President and Trustee (Principal Executive Officer)

Date: August 9, 2007

By:	/s/ Leon Okurowski

Leon Okurowski

Treasurer (Principal Financial Officer)

Date: August 9, 2007